<SEQUENCE>1
<FILENAME>inftable.txt

				   UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          September 30, 2007

    This Amendment (Check only one.):       [   ] is a restatement.
                                            [   ] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:             Foothills Asset Management, Ltd.
Address:          8767 E. Via de Ventura, Suite 175
                  Scottsdale, AZ 85258

Form 13F File Number: 028-12077

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kristina Lusmden
Title:            Chief Compliance Officer
Phone:            480-777-9870

Signature, Place and Date of Signing:

/s/ Kristina Lumsden             Scottsdale, AZ             October 4, 2007
[Signature]                       [City, State]                  [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


List of Other Managers Reporting for this Manager:

        NONE

                              Form 13F SUMMARY PAGE


Report summary:


Number of Other Included Managers:                         0
                                            ---------------------------

Form 13F  Information Table Entry Total:                  69
                                            ---------------------------

Form 13F  Information Table Value Total:            $115,260
                                            ---------------------------
                                                    (thousands)

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        NONE




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp                   COM              001957109      342     8075 SH       Sole                     6925              1150
AFLAC                          COM              001055102     5103    89465 SH       Sole                    61330             28135
                                                                34      595 SH       Other                                       595
Aetna Inc                      COM              00817Y108     1425    26250 SH       Sole                    22635              3615
American International Group   COM              026874107     4327    63955 SH       Sole                    44880             19075
Amerisourcebergen              COM              03073E105      556    12265 SH       Sole                     4130              8135
Anadarko Petroleum             COM              032511107     1866    34714 SH       Sole                    21601             13113
                                                                16      300 SH       Other                                       300
Automatic Data Processing      COM              053015103     2188    47635 SH       Sole                    33580             14055
                                                                10      215 SH       Other                                       215
Berkshire Hathaway Inc Cl A    COM              084670108      356        3 SH       Other                                         3
CVS Caremark Corp              COM              126650100     2797    70572 SH       Sole                    45952             24620
Canon Inc ADR                  COM              138006309     2377    43788 SH       Sole                    28323             15465
                                                                19      352 SH       Other                                       352
Chevron Corp                   COM              166764100      304     3248 SH       Sole                     2698               550
Chubb Corporation              COM              171232101     4510    84072 SH       Sole                    53683             30389
                                                                32      600 SH       Other                                       600
Citigroup                      COM              172967101     3003    64335 SH       Sole                    49029             15306
                                                                14      300 SH       Other                                       300
Colgate-Palmolive              COM              194162103      822    11522 SH       Sole                     7822              3700
ConocoPhillips                 COM              20825C104     3044    34685 SH       Sole                    21687             12998
Dentsply International         COM              249030107      231     5550 SH       Sole                                       5550
Dollar Tree Stores             COM              256747106      480    11830 SH       Sole                     8670              3160
Exxon Mobil Corp               COM              30231G102     1833    19799 SH       Sole                    14619              5180
Factset Research Systems       COM              303075105     2449    35725 SH       Sole                    24560             11165
                                                                15      215 SH       Other                                       215
General Dynamics               COM              369550108     4859    57527 SH       Sole                    40957             16570
                                                                28      335 SH       Other                                       335
General Electric               COM              369604103     4849   117122 SH       Sole                    84202             32920
                                                                25      600 SH       Other                                       600
Int'l Business Machines        COM              459200101     2691    22845 SH       Sole                    16055              6790
                                                                12      105 SH       Other                                       105
Johnson & Johnson              COM              478160104     4023    61240 SH       Sole                    43735             17505
                                                                30      450 SH       Other                                       450
Johnson Controls               COM              478366107     2577    21817 SH       Sole                    15077              6740
Medtronic                      COM              585055106     2296    40706 SH       Sole                    27921             12785
                                                                15      260 SH       Other                                       260
Nabors Industries Ltd          COM              G6359F103     2143    69650 SH       Sole                    49070             20580
                                                                13      435 SH       Other                                       435
O'Reilly Automotive            COM              686091109     2359    70605 SH       Sole                    48590             22015
                                                                 9      270 SH       Other                                       270
Oshkosh Truck Corp             COM              688239201     2356    38020 SH       Sole                    26395             11625
Qualcomm Inc                   COM              747525103     4598   108805 SH       Sole                    78535             30270
                                                                31      730 SH       Other                                       730
Royal Dutch Shell ADR          COM              780259206      230     2800 SH       Sole                     2800
Sherwin Williams               COM              824348106     1908    29030 SH       Sole                    20105              8925
                                                                14      220 SH       Other                                       220
Smith International Inc        COM              832110100     3282    45965 SH       Sole                    31485             14480
                                                                20      275 SH       Other                                       275
Stryker Corp                   COM              863667101     4740    68940 SH       Sole                    47980             20960
                                                                18      255 SH       Other                                       255
Sysco Corp                     COM              871829107     4564   128250 SH       Sole                    92695             35555
                                                                22      605 SH       Other                                       605
Torchmark                      COM              891027104     1289    20685 SH       Sole                    11230              9455
United Technologies            COM              913017109     5373    66756 SH       Sole                    48546             18210
                                                                29      355 SH       Other                                       355
Unitedhealth Group Inc         COM              91324P102     3026    62480 SH       Sole                    40950             21530
                                                                29      600 SH       Other                                       600
Wachovia Corp                  COM              929903102     3316    66117 SH       Sole                    44142             21975
                                                                30      594 SH       Other                                       594
Wal Mart Stores                COM              931142103     3419    78323 SH       Sole                    55648             22675
Walgreen                       COM              934122109     1983    41970 SH       Sole                    29975             11995
                                                                28      600 SH       Other                                       600
Wells Fargo & Co (New)         COM              949746101      245     6870 SH       Sole                     3950              2920
Harbor International                            411511645      627 8470.048 SH       Sole                 8287.868           182.180
S&P Depository Receipt Trust U                  78462F103     1959 12840.000 SH      Sole                12140.000           700.000
Schwab 1000 Fund - Select                       808517809     2033 45137.926 SH      Sole                41791.359          3346.567
iShares MSCI EAFE Index Fund                    464287465     5992 72552.000 SH      Sole                52617.000         19935.000
                                                                22  265.000 SH       Other                                   265.000

